Short-Term Borrowings (Details)			12 Months Ended
	Sep. 06, 2023 USD ($)	Jan. 06, 2022 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 06, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 06, 2022 CNY (¥)
Short-Term Borrowings [Line Items]
Short term borrowings			$ 26,222,000		$ 31,022,000
Interest expenses			$ 1,234		$ 1,496,000		$ 1,718,000
Percentage of weighted average interest rates			4.01%		4.35%		4.47%	4.01%		4.35%
Lines of credit			$ 438,000
Bank of China Xinyu Branch [Member]
Short-Term Borrowings [Line Items]
Maturity term			from July 2024 to November 2024
Bank of China Jiangxi Branch [Member]
Short-Term Borrowings [Line Items]
Maturity term	September 5, 2024
Bank of China Xinyu Branch [Member]
Short-Term Borrowings [Line Items]
Short term borrowings			$ 15,487,000	[1]	$ 15,769,000	[1]		¥ 109,650		¥ 109,600
Maturity term					one-year
Interest rate					4.00%
Bank of China Jiangxi Branch [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	$ 6,497,000				$ 6,619,000				¥ 46,000	46,000
Maturity term					one-year
Interest rate					3.40%
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Short-Term Borrowings [Line Items]
Short term borrowings		$ 4,238,000	4,238,000	[2]	$ 4,317,000	[2]				30,000	¥ 30,000
Maturity term		one-year
Interest rate		4.85%			5.28%
Agricultural Bank of China Xinyu Branch [Member]
Short-Term Borrowings [Line Items]
Short term borrowings				[3]	$ 4,317,000	[3]				¥ 30,000
Maturity term					one-year
Interest rate					4.10%

[1]	For the year ended December 31, 2022, the Group entered into five bank loan agreements with Bank of China Xinyu Branch in the total amount of US$15,769 (RMB109,600) with one-year maturity and an annual interest rate of 4.00%. For the year ended December 31, 2023, these borrowings were fully settled when matured and also were renewed with a total amount of US$15,487 (RMB109,650) that will mature varying from July 2024 to November 2024. The bank loans were guaranteed by related parties. (See Note 14).
[2]	As of December 31, 2022, the Group entered into a bank loan agreement in the amount of $4,317 (RMB30,000) with an interest rate of 5.28% from Xinyu Rural Commercial Bank Gaoxin Branch and was repaid on January 3, 2023. On January 6, 2023, the Group re-entered into a bank loan with an amount of $4,238 (RMB30,000) with one-year maturity and an annual interest rate of 4.85%. The loan was guaranteed by a related party for the year ended December 31, 2023. (See Note 14).
[3]	As of December 31, 2022, the Group had a bank loan in the amount of $4,317 (RMB30,000), from Agricultural Bank of China Xinyu Branch with one-year maturity and an annual interest rate of 4.10%. The loan was repaid on May 18, 2023 and was guaranteed by related parties for the year ended December 31, 2022. (See Note 14).